Share capital - Narratives (Details) - At the market offering - CAD ($) $ in Thousands		12 Months Ended
	Aug. 31, 2023	Oct. 31, 2023
Ifrs Class of Warrant or Right [Line Items]
Gross proceeds		$ 2,442
Maximum
Ifrs Class of Warrant or Right [Line Items]
Value of shares issuable	$ 30,000